Related parties transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended						24 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2019
Related parties transactions
Loans borrowed from a related party		¥ 0	[1]	¥ 7,609	[1]	¥ 99,603	[1]	¥ 7,609
A loan made to a related party	[1]	0		0		98,229
Repayment of a loan made to a related party	[1]	12,412		0		0
Interest income from deposits placed with a related party finance entity	[2]	24,313		11,464		5,847
Net (withdrawals)/deposits of cash at a related party finance entity	[2]	(517,185)		679,018		(109,998)
Term deposits placed with a related party finance entity	[2]	4,709,697		204,000		1,953,600
Maturity of term deposits placed with a related party finance entity	[2]	3,526,603		401,000		1,552,600
Rental expenses	[3]	33,814		32,486		30,030
Payments of expenses by the Group on behalf of related parties	[4]	10,312		9,401		0
Payments of expenses by related parties on behalf of the Group	[4]	2,731		4,612		3,836
Collection by the Group on behalf of related parties	[4]	46,453		47,070		39,760
Purchase of leasehold improvement from a related party	[5]	29,669		29,098		37,231
Purchase of food products from related parties	[6]	68,963		38,323		48,298
Education and management service provided to related parties	[7]	33,222		16,831		3,766
Other service and product provided to related parties	[8]	3,254		416		0
Service provided by related parties	[9]	23,263		6,884		0
Waive of liability to a related party	[3]	0		0		10,000
Gains from disposal of affiliated entities to a related party	[10]	0		5,349		0
Acquisition of subsidiaries		627		6,160	[11]	0	[11]
Dividends paid to a non-controlling shareholder of subsidiaries	[11]	7,482		0		0
Capital contribution	[12]	15,000		0		¥ 0		15,000
Amounts due from related parties	[1],[2],[3],[4],[7],[8]	91,674		95,128				91,674
Cash held at a related party finance entity	[2]	223,548		740,733				223,548
Term deposits placed with a related party finance entity	[2]	1,387,094		204,000				1,387,094
Amount due to related parties	[1],[3],[4],[5],[6],[9]	¥ 134,745		¥ 138,215				¥ 134,745

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.
[2]	As of June 30, 2018 and 2019, the Group has cash held at a related party finance entity of RMB740,733 and RMB223,548, respectively. During the year ended June 30, 2018, net amount of RMB679,018 were placed with Hailiang Finance. During the years ended June 30, 2017 and 2019, net amount of RMB109,998 and RMB517,185 were withdrawn from Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2017, 2018 and 2019, term deposits of RMB1,953,600, RMB204,000 and RMB4,709,697 were placed with Hailiang Finance, and RMB1,552,600, RMB401,000 and RMB3,526,603 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2018 and 2019, the Group has term deposits with maturities ranging from three months to one year amounting to RMB204,000 and RMB1,387,094 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2017, 2018 and 2019 amounted to RMB5,847, RMB11,464 and RMB24,313, respectively. Interest receivable as of June 30, 2018 and 2019 amounted to RMB1,038 and RMB4,916 respectively.
[3]	The Group leases the school buildings and the related facilities in three campuses from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd. (“Nanchang Hongtou”), a related party owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd. (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[4]	During the years ended June 30, 2017, 2018 and 2019, the Group paid expenses, which mainly include staff related expenses, start-up costs and other miscellaneous expenses, of nil, RMB 9,401 and RMB10,312 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid nil, RMB8,794 and RMB10,007 to the Group during the years ended June 30, 2017, 2018 and 2019, respectively.During the years ended June 30, 2017, 2018 and 2019, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB3,836, RMB4,612 and RMB2,731 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,536, RMB4,124 and RMB 4,663 to the related parties during the years ended June 30, 2017, 2018 and 2019, respectively.During the years ended June 30, 2017, 2018 and 2019, the Group collected amounts of RMB39,760, RMB47,070, and RMB46,453 on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB37,541, RMB48,428 and RMB47,429 to Zhejiang Ming Kang Hui Food Co., Ltd. during the years ended June 30, 2017, 2018 and 2019, respectively.The above unsettled balances were included in “Amount due to related parties” and “Amount due from related parties” as of June 30, 2018 and 2019, respectively.
[5]	The Group entered into a series of leasehold improvement contracts with Heng Zhong Da Construction Limited Company (“Heng Zhong Da"), a company over which Mr. Feng has significant influence, for the leasehold improvement of classroom buildings, dining halls, student dormitories.During the years ended June 30, 2017, 2018 and 2019, the Group purchased leasehold improvement service from Heng Zhong Da of RMB37,231, RMB29,098 and RMB29,669, respectively.As of June 30, 2018 and 2019, the above unsettled balances of RMB19,508 and RMB11,260 were recognized in “Amount due to related parties”.
[6]	The Group purchased food products from Zhejiang Ming Kang Hui E-Commerce Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies controlled by Mr. Feng, amounting to RMB48,298, RMB38,323 and RMB68,963 during the years ended June 30, 2017, 2018 and 2019, respectively.As of June 30, 2018 and 2019, the above unsettled balances of RMB5,386 and RMB18,516 were recognized in “Amount due to related parties”.
[7]	Pursuant to the strategic cooperation agreement signed with Hailiang Group and Hailiang investment, the Group provided education and management services to Hailiang Kindgarten, Zhuji Hailiang Jinshan Kindgarten and Tianma Kindgarten, which were controlled by Hailiang Group, and other 19 schools controlled by Hailiang Investment, including Xiantao No.1 Middle School, Xinchang Nanrui Experimental School, Feicheng Hailiang Foreign Language school, Jinhua Hailiang Foreign Language School and etc.. Education and management service fees of nil, RMB12,275 and RMB28,344 were charged to the abovementioned schools during the years ended June 30, 2017, 2018 and 2019, respectively.The Group provided service to Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., controlled by Mr. Feng, in the Group’s campuses, amounting to RMB3,766, RMB4,556 and RMB4,878 during the years ended June 30, 2017, 2018 and 2019, respectively.
[8]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.
[9]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to nil, RMB6,884 and RMB23,263 during the years ended June 30, 2017, 2018 and 2019.As of June 30, 2018 and 2019, the above unsettled balances of RMB3,416 and RMB420 were recognized in “Amount due to related parties”.
[10]	(x) The gains were recognized from disposal of Hailiang Kindergarten, Tianma Kindergarten and Chuzhou School (see Note 8 (iii) for additional details), amounting to RMB3,285, RMB1,683 and RMB381 during the year ended June 30, 2018, respectively.
[11]	In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu Technology Service Co., Ltd. (“Xinyu Baishu”), an entity ultimately controlled by Mr. Feng. The contributed capitals from Xinyu Baishu in Haibo Education and Haibo Logistics were RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in each of Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital.In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were recorded as non-controlling interests (see note 16).In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB 1,407 to Nanchang Baishu, respectively (see note 16).
[12]	Mr. Feng, paid awards of RMB 15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.